Consumer Products Fund Investment Objectives and Goals - Consumer Products Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Consumer Products Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Consumer Products Fund (the “Fund”) seeks to provide capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally (“Consumer Products Companies”).